JHB
Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 106.1% (100.0% of Total Investments)
	CORPORATE BONDS – 95.9% (90.3% of Total Investments)
	Aerospace & Defense – 0.4%
$2,750	Bombardier Inc, 144A	5.750%	3/15/22	B	$2,083,125
	Airlines – 2.4%
5,675	Air Canada, 144A	7.750%	4/15/21	BB	5,518,938
714	American Airlines 2013-2 Class B Pass Through Trust, 144A	5.600%	7/15/20	BB+	708,543
24	Continental Airlines 2007-1 Class B Pass Through Trust	6.903%	4/19/22	BB+	23,043
2,440	United Airlines Holdings Inc	6.000%	12/01/20	BB	2,342,400
6,700	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	Caa1	3,018,350
15,553	Total Airlines				11,611,274
	Auto Components – 0.4%
2,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB+	2,005,000
	Automobiles – 0.8%
4,945	Ford Motor Credit Co LLC, (3-Month LIBOR reference rate + 1.270% spread), (3)	2.645%	3/28/22	BBB-	4,019,247
	Banks – 2.9%
2,000	Banco Nacional de Costa Rica, 144A	5.875%	4/25/21	B+	1,942,520
7,410	CIT Group Inc	4.125%	3/09/21	BBB-	7,298,850
2,000	Turkiye Is Bankasi AS, 144A	5.000%	4/30/20	B+	1,990,968
1,375	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	1,270,500
1,844	UniCredit SpA, 144A	3.750%	4/12/22	Baa1	1,828,239
14,629	Total Banks				14,331,077
	Building Products – 0.4%
2,750	Omnimax International Inc, 144A	12.000%	8/15/20	Caa1	1,942,187
	Chemicals – 1.5%
1,353	CF Industries Inc, 144A	3.400%	12/01/21	Baa2	1,329,265
2,475	Methanex Corp	5.250%	3/01/22	Baa3	2,269,863
3,545	WR Grace & Co-Conn, 144A	5.125%	10/01/21	BB-	3,589,490
7,373	Total Chemicals				7,188,618
	Commercial Services & Supplies – 4.7%
11,025	ADT Security Corp/The	6.250%	10/15/21	BB-	10,776,937
6,250	GFL Environmental Inc, 144A	5.625%	5/01/22	B-	6,304,688

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies (continued)
$5,450	RR Donnelley & Sons Co	7.875%	3/15/21	B-	$5,518,125
500	RR Donnelley & Sons Co	7.000%	2/15/22	B-	490,000
23,225	Total Commercial Services & Supplies				23,089,750
	Communications Equipment – 0.2%
1,162	CommScope Inc, 144A	5.000%	6/15/21	B-	1,150,380
	Construction & Engineering – 0.4%
2,100	AECOM Global II LLC / URS Fox US LP	5.000%	4/01/22	B+	1,953,000
	Consumer Finance – 3.4%
4,585	Ally Financial Inc	4.125%	2/13/22	BBB-	4,502,378
2,100	Navient Corp	6.625%	7/26/21	BB	2,152,500
6,225	Navient Corp	7.250%	1/25/22	BB	6,081,514
995	SLM Corp	5.125%	4/05/22	BB+	855,700
3,000	Springleaf Finance Corp	7.750%	10/01/21	BB-	3,000,000
16,905	Total Consumer Finance				16,592,092
	Containers & Packaging – 4.3%
120	Graphic Packaging International LLC	4.750%	4/15/21	BB+	118,536
10,870	Owens-Brockway Glass Container Inc, 144A	5.000%	1/15/22	B+	10,980,330
10,420	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	4.719%	7/15/21	B+	10,159,500
21,410	Total Containers & Packaging				21,258,366
	Diversified Financial Services – 3.2%
6,000	Avation Capital SA, 144A	6.500%	5/15/21	B	5,460,000
5,055	Ford Motor Credit Co LLC	3.339%	3/28/22	BBB-	4,702,667
2,798	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BBB-	2,651,495
4,280	PHH Corp	6.375%	8/15/21	N/R	2,696,400
18,133	Total Diversified Financial Services				15,510,562
	Diversified Telecommunication Services – 3.4%
11,195	CenturyLink Inc	5.800%	3/15/22	BB	11,299,337
4,250	Cogent Communications Group Inc, 144A	5.375%	3/01/22	Ba3	4,271,250
1,030	Virgin Media Finance PLC	4.875%	2/15/22	B	1,030,000
16,475	Total Diversified Telecommunication Services				16,600,587
	Electric Utilities – 1.0%
3,625	Eskom Holdings SOC Ltd, 144A	5.750%	1/26/21	BBB+	3,063,125
2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,882,520
5,625	Total Electric Utilities				4,945,645
	Electronic Equipment, Instruments & Components – 1.4%
6,647	Anixter Inc	5.125%	10/01/21	BBB-	6,691,934

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Energy Equipment & Services – 0.4%
$3,200	Nabors Industries Inc	4.625%	9/15/21	B+	$2,027,296
	Equity Real Estate Investment Trust – 0.7%
3,275	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	3,242,250
	Food & Staples Retailing – 0.2%
85	Smithfield Foods Inc, 144A	2.650%	10/03/21	BBB	79,568
1,010	Smithfield Foods Inc, 144A	3.350%	2/01/22	BBB	982,292
1,095	Total Food & Staples Retailing				1,061,860
	Food Products – 1.0%
5,000	Kraft Heinz Foods Co	3.375%	6/15/21	Baa3	5,009,199
	Health Care Providers & Services – 2.2%
1,900	Acadia Healthcare Co Inc	6.125%	3/15/21	B-	1,852,500
310	Fresenius Medical Care US Finance II Inc, 144A	5.875%	1/31/22	BBB	321,216
4,325	Owens & Minor Inc	3.875%	9/15/21	B-	4,119,562
5,000	Tenet Healthcare Corp	8.125%	4/01/22	B-	4,725,000
11,535	Total Health Care Providers & Services				11,018,278
	Hotels, Restaurants & Leisure – 4.7%
7,375	International Game Technology PLC, 144A	6.250%	2/15/22	BB	6,781,386
5,000	MGM Resorts International	7.750%	3/15/22	BB	4,952,600
4,830	Scientific Games International Inc	6.625%	5/15/21	CCC+	3,852,408
1,750	Studio City Co Ltd, 144A	7.250%	11/30/21	BB-	1,698,025
3,200	Yum! Brands Inc	3.875%	11/01/20	B+	3,152,000
2,900	Yum! Brands Inc	3.750%	11/01/21	B+	2,755,290
25,055	Total Hotels, Restaurants & Leisure				23,191,709
	Household Durables – 5.2%
5,460	KB Home	7.000%	12/15/21	BB	5,405,400
2,500	Lennar Corp	4.750%	4/01/21	BBB-	2,475,000
1,250	Lennar Corp	6.250%	12/15/21	BBB-	1,246,875
450	Lennar Corp	4.125%	1/15/22	BBB-	445,500
5,205	Meritage Homes Corp	7.000%	4/01/22	BB	5,205,000
4,375	New Home Co Inc/The	7.250%	4/01/22	B-	3,718,750
4,525	PulteGroup Inc	4.250%	3/01/21	BBB-	4,411,875
500	Toll Brothers Finance Corp	5.875%	2/15/22	BBB-	498,750
2,250	TRI Pointe Group Inc	4.875%	7/01/21	BB-	2,089,912
26,515	Total Household Durables				25,497,062
	Independent Power & Renewable Electricity Producers – 1.2%
2,405	AES Corp/VA	4.000%	3/15/21	BBB-	2,360,507
3,604	DPL Inc	7.250%	10/15/21	Ba1	3,549,940
6,009	Total Independent Power & Renewable Electricity Producers				5,910,447

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance – 1.1%
$5,897	Genworth Holdings Inc	7.625%	9/24/21	B	$5,603,388
	Internet & Direct Marketing Retail – 1.4%
6,655	Netflix Inc	5.500%	2/15/22	BB-	6,771,462
	Machinery – 0.4%
1,850	CNH Industrial Capital LLC	3.875%	10/15/21	BBB	1,840,018
	Media – 7.9%
5,770	CSC Holdings LLC	6.750%	11/15/21	B	5,943,100
6,985	DISH DBS Corp	6.750%	6/01/21	B1	7,082,790
11,000	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	10,140,020
10,250	TEGNA Inc, 144A	4.875%	9/15/21	BB-	10,045,000
6,425	Urban One Inc, 144A	7.375%	4/15/22	B2	5,816,874
40,430	Total Media				39,027,784
	Metals & Mining – 4.9%
2,000	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB	1,970,734
676	Arconic Inc	5.400%	4/15/21	BBB-	670,153
3,825	Arconic Inc	5.870%	2/23/22	BBB-	3,766,477
2,000	Century Aluminum Co, 144A	7.500%	6/01/21	B	1,825,000
5,534	Freeport-McMoRan Inc	3.550%	3/01/22	Ba1	5,308,877
1,500	Glencore Finance Canada Ltd, 144A	4.950%	11/15/21	BBB+	1,485,525
3,200	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	3,084,640
3,250	Petra Diamonds US Treasury PLC, 144A	7.250%	5/01/22	CCC+	747,500
5,324	Teck Resources Ltd	4.750%	1/15/22	BBB-	5,110,370
27,309	Total Metals & Mining				23,969,276
	Mortgage Real Estate Investment Trust – 2.9%
7,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.875%	8/01/21	BB+	5,880,000
9,000	Starwood Property Trust Inc	5.000%	12/15/21	Ba3	8,235,000
16,000	Total Mortgage Real Estate Investment Trust				14,115,000
	Oil, Gas & Consumable Fuels – 8.9%
3,750	Antero Resources Corp	5.375%	11/01/21	BB-	2,728,125
6,250	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	4,843,750
3,000	Chesapeake Energy Corp	4.875%	4/15/22	CCC-	300,000
1,020	DCP Midstream Operating LP, 144A	4.750%	9/30/21	BB+	892,602
2,480	DCP Midstream Operating LP	4.950%	4/01/22	BB+	2,033,600
4,500	Denbury Resources Inc, 144A	9.000%	5/15/21	B	1,316,250
3,000	Navigator Holdings Ltd, Reg S, 144A	7.750%	2/10/21	N/R	2,850,120
2,172	Newfield Exploration Co	5.750%	1/30/22	BBB-	1,478,889

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$3,500	NuStar Logistics LP	4.750%	2/01/22	Ba2	$2,741,998
4,475	Peabody Energy Corp, 144A	6.000%	3/31/22	BB-	3,043,000
2,000	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	1,996,560
2,000	Petrobras Global Finance BV	8.375%	5/23/21	Ba2	2,035,000
3,000	Petroleos Mexicanos	4.875%	1/24/22	BBB	2,571,450
4,000	Petroleos Mexicanos	5.375%	3/13/22	BBB	3,404,000
5,000	QEP Resources Inc	6.875%	3/01/21	BB-	2,550,000
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	1,997,126
4,000	Southwestern Energy Co	4.100%	3/15/22	BB	3,000,000
5,000	WPX Energy Inc	6.000%	1/15/22	BBB-	4,000,000
61,206	Total Oil, Gas & Consumable Fuels				43,782,470
	Pharmaceuticals – 3.9%
9,750	Bausch Health Cos Inc, 144A	6.500%	3/15/22	BB	9,847,500
3,750	Teva Pharmaceutical Finance Co BV	3.650%	11/10/21	BB	3,600,000
6,199	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	BBB	5,962,384
19,699	Total Pharmaceuticals				19,409,884
	Real Estate Management & Development – 2.0%
2,900	China Evergrande Group, Reg S	8.250%	3/23/22	B2	2,320,302
5,930	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	5,514,900
2,000	RKPF Overseas 2019 B Ltd, Reg S	7.750%	4/18/21	BB-	1,964,000
10,830	Total Real Estate Management & Development				9,799,202
	Semiconductors & Semiconductor Equipment – 0.7%
850	Microchip Technology Inc	3.922%	6/01/21	Baa3	828,119
2,535	NXP BV / NXP Funding LLC, 144A	4.125%	6/01/21	BBB	2,557,444
3,385	Total Semiconductors & Semiconductor Equipment				3,385,563
	Specialty Retail – 3.1%
7,000	Foot Locker Inc	8.500%	1/15/22	BB+	6,650,000
5,000	Gap Inc/The	5.950%	4/12/21	Ba1	4,554,954
3,755	L Brands Inc	6.625%	4/01/21	Ba3	3,529,700
448	L Brands Inc	5.625%	2/15/22	Ba3	416,376
16,203	Total Specialty Retail				15,151,030
	Technology Hardware, Storage & Peripherals – 2.8%
7,938	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	7,908,233
6,085	Seagate HDD Cayman	4.250%	3/01/22	Baa3	6,096,912
14,023	Total Technology Hardware, Storage & Peripherals				14,005,145
	Thrifts & Mortgage Finance – 0.6%
3,280	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB+	2,935,600

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Tobacco – 1.0%
$5,320	Pyxus International Inc, 144A	8.500%	4/15/21	B2	$4,734,800
	Trading Companies & Distributors – 3.2%
5,000	Aircastle Ltd	5.500%	2/15/22	BBB	4,551,935
6,475	Fly Leasing Ltd	6.375%	10/15/21	BB	6,183,625
5,500	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	Ba3	5,090,635
16,975	Total Trading Companies & Distributors				15,826,195
	Wireless Telecommunication Services – 4.7%
2,100	CenturyLink Inc	5.625%	4/01/20	BB	2,100,000
6,675	Hughes Satellite Systems Corp	7.625%	6/15/21	BB	6,808,500
3,000	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	BB+	2,799,000
1,475	Sprint Communications Inc	9.250%	4/15/22	Ba2	1,578,250
4,375	Sprint Corp	7.250%	9/15/21	B+	4,509,313
5,429	T-Mobile USA Inc	4.000%	4/15/22	BB+	5,442,572
529	T-Mobile USA Inc, (4), (5)	4.000%	4/15/22	N/R	5
23,583	Total Wireless Telecommunication Services				23,237,640
$516,011	Total Corporate Bonds (cost $519,915,512)				471,525,402

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 4.9% (4.6% of Total Investments) (6)
	Commercial Services & Supplies – 1.4%
$6,942	Granite Acquisition Inc., Teerm Loan B	4.950%	3-Month LIBOR	3.500%	12/19/21	B+	$6,724,943
	Health Care Providers & Services – 0.5%
2,449	Acadia Healthcare, Inc., Term Loan B3	3.500%	1-Month LIBOR	2.500%	2/11/22	Ba2	2,271,335
	Software – 1.9%
3,233	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	3,134,262
6,707	Micro Focus International PLC, Term Loan B2	3.239%	1-Month LIBOR	2.250%	11/19/21	BB	6,388,818
9,940	Total Software						9,523,080
	Specialty Retail – 1.1%
5,913	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	5,685,872
$25,244	Total Variable Rate Senior Loan Interests (cost $25,063,731)						24,205,230

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.6% (3.4% of Total Investments)
	Argentina – 0.1%
$600	Argentine Republic Government International Bond	6.875%	4/22/21	Caa2	$172,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Egypt – 1.3%
$6,750	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	$6,480,000
	Honduras – 0.7%
1,500	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	1,485,015
2,000	Honduras Government International Bond, Reg S	8.750%	12/16/20	BB-	1,980,020
3,500	Total Honduras				3,465,035
	Nigeria – 0.3%
1,750	Nigeria Government International Bond, 144A	6.750%	1/28/21	B+	1,627,500
	Sri Lanka – 0.5%
3,500	Sri Lanka Government International Bond, 144A	5.750%	1/18/22	B	2,310,000
	Turkey – 0.7%
3,625	Turkey Government International Bond	5.125%	3/25/22	BB-	3,505,013
$19,725	Total Sovereign Debt (cost $20,145,731)				17,560,048

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.7% (1.7% of Total Investments)
	Independent Power & Renewable Electricity Producers – 0.8%
$4,000	Clearway Energy Inc, 144A	3.250%	6/01/20	N/R	$3,898,493
	Interactive Media & Services – 0.9%
5,000	Twitter Inc	1.000%	9/15/21	N/R	4,725,308
$9,000	Total Convertible Bonds (cost $8,878,982)				8,623,801
	Total Long-Term Investments (cost $574,003,956)				521,914,481
	Borrowings – (21.8)% (8), (9)				(107,000,000)
	Other Assets Less Liabilities – 15.7%				76,954,036
	Net Assets Applicable to Common Shares – 100%				$491,868,517

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$471,525,397	$5	$471,525,402
Variable Rate Senior Loan Interests	—	24,205,230	—	24,205,230
Sovereign Debt	—	17,560,048	—	17,560,048
Convertible Bonds	—	8,623,801	—	8,623,801
Total	$ —	$521,914,476	$5	$521,914,481

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8)	Borrowings as a percentage of Total Investments is 20.5%.
(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.